Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 31	$ 25	$ 16
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Weighted-average fair value of stock options at grant date	$ 8.47	$ 8.38	$ 4.59
Total intrinsic value of options exercised	7	12	3
Cash received from option exercises	18	31	16
Actual tax benefit realized for the tax deductions from options exercised	2	1	4
Total shareholder return award performance measurement period (years)	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	50,858,398
Stock based compensation cost	96	87	86
Stock based compensation cost, tax benefit recognized	40	35	35
Unrecognized compensation cost related to nonvested awards	110
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1.6
Restricted Stock and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares	28,528,609
Unrecognized compensation cost related to nonvested awards	143
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1.4
Restricted Stock, Restricted Stock Units (RSUs) and Total Shareholder Returns (TSRs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	3 years
Stock based compensation cost	134	119	124
Stock based compensation cost, tax benefit recognized	52	46	48
Shares granted	5,828,098
Total fair value of stock based compensation that vested during the period	$ 100	$ 96	$ 72
Total Shareholders Return
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, percentage of target awards earned	76.00%
Stock based compensation, shares earned and released in period	150,038
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years